THOMPSON   ATLANTA         CINCINNATI          COLUMBUS             NEW YORK _

         HINE         BRUSSELS           CLEVELAND        DAYTON                     WASHINGTON, D.C.

September 1, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Wegener Investment Trust, File Nos. 333-21860 and 811-132055

Dear Sir/Madam:

On behalf of Wegener Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 4 to the Trust’s Registration Statement (the “Amendment”) with respect to the Wegener Adaptive Growth Fund.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to provide updated financial statements and other updating information and to conform the prospectus to comply with the new Form N-1A statutory and summary prospectus requirements.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP